UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_6/30/07________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  8/8/07
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 149

Form 13F Information Table Value Total: $  566,767
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch ClA        COM              002896207     1379    18890 SH       SOLE                    18890
                                                               552     7560 SH       OTHER   1,2,3                     7560
Aeroflex Inc                   COM              007768104      242    17045 SH       SOLE                    17045
                                                               150    10590 SH       OTHER   1,2,3                    10590
Allstate Corp                  COM              020002101     1340    21785 SH       SOLE                    21785
                                                              1045    16996 SH       OTHER   1,2,3                    16996
Amer. Int'l Group              COM              026874107      493     7040 SH       SOLE                     7040
                                                              2218    31679 SH       OTHER   1,2,3                    31679
Amgen Inc                      COM              031162100     2017    36474 SH       SOLE                    36474
                                                              1174    21228 SH       OTHER   1,2,3                    21228
Anadarko Petroleum             COM              032511107     3815    73370 SH       SOLE                    73370
                                                              1605    30865 SH       OTHER   1,2,3                    30865
Asyst Technology Cp            COM              04648X107      203    28045 SH       SOLE                    28045
                                                                94    12980 SH       OTHER   1,2,3                    12980
At&t Inc                       COM              00206R102      496    11957 SH       SOLE                    11957
                                                               119     2876 SH       OTHER   1,2,3                     2876
Avon Products Inc              COM              054303102      143     3900 SH       SOLE                     3900
                                                                70     1900 SH       OTHER   1,2,3                     1900
BN Santa Fe                    COM              12189T104     2223    26114 SH       SOLE                    26114
                                                              1633    19182 SH       OTHER   1,2,3                    19182
Bank Amer Corp                 COM              060505104     4005    81913 SH       SOLE                    81913
                                                              2007    41057 SH       OTHER   1,2,3                    41057
Cephalon Inc                   COM              156708109      229     2850 SH       SOLE                     2850
                                                               158     1960 SH       OTHER   1,2,3                     1960
Chevron Corp                   COM              166764100     1876    22267 SH       SOLE                    22267
                                                              1367    16222 SH       OTHER   1,2,3                    16222
Cimarex Energy Co              COM              171798101      424    10750 SH       SOLE                    10750
                                                               204     5185 SH       OTHER   1,2,3                     5185
Citigroup Inc                  COM              172967101     2077    40504 SH       SOLE                    40504
                                                              2198    42850 SH       OTHER   1,2,3                    42850
Clear Channel Comm.            COM              184502102     1795    47468 SH       SOLE                    47468
                                                              1340    35428 SH       OTHER   1,2,3                    35428
Comcast Corp New Cl A          COM              20030N101     1202    42744 SH       SOLE                    42744
                                                              1048    37252 SH       OTHER   1,2,3                    37252
ConocoPhillips                 COM              20825C104     8547   108877 SH       SOLE                   108877
                                                              6041    76952 SH       OTHER   1,2,3                    76952
Cooper Tire & Rubber           COM              216831107     2867   103818 SH       SOLE                   103818
                                                              2284    82703 SH       OTHER   1,2,3                    82703
Cost Plus Inc California       COM              221485105     1180   139128 SH       SOLE                   139128
                                                               753    88840 SH       OTHER   1,2,3                    88840
Delphi Automotive              COM              247126105       28    11925 SH       SOLE                    11925
Dollar Tree Stores             COM              256747106      411     9440 SH       SOLE                     9440
                                                               244     5600 SH       OTHER   1,2,3                     5600
Encana Corp                    COM              292505104      240     3900 SH       SOLE                     3900
                                                               160     2600 SH       OTHER   1,2,3                     2600
Erie Indemnity Class B         COM              29530P201   303489     2340 SH       OTHER                             2340
Fannie Mae                     COM              313586109     6624   101393 SH       SOLE                   101393
                                                              4272    65387 SH       OTHER   1,2,3                    65387
Freddie Mac                    COM              313400301      370     6095 SH       SOLE                     6095
                                                               143     2349 SH       OTHER   1,2,3                     2349
Genesis Microchip Inc          COM              37184C103     1113   118880 SH       SOLE                   118880
                                                               249    26630 SH       OTHER   1,2,3                    26630
Georgia Gulf Corp              COM              373200203     1349    74515 SH       SOLE                    74515
                                                              1116    61625 SH       OTHER   1,2,3                    61625
Goldman Sachs                  COM              38141G104     2990    13794 SH       SOLE                    13794
                                                              2171    10014 SH       OTHER   1,2,3                    10014
Hlth Mgt Assoc Cl A            COM              421933102      955    84104 SH       SOLE                    84104
                                                               759    66831 SH       OTHER   1,2,3                    66831
Home Depot Inc                 COM              437076102      272     6900 SH       SOLE                     6900
                                                              1519    38600 SH       OTHER   1,2,3                    38600
Intel Corp                     COM              458140100     1679    70735 SH       SOLE                    70735
                                                              1347    56730 SH       OTHER   1,2,3                    56730
J P Morgan Chase               COM              46625H100     1990    41078 SH       SOLE                    41078
                                                              1942    40091 SH       OTHER   1,2,3                    40091
Johnson & Johnson              COM              478160104     2202    35741 SH       SOLE                    35741
                                                              1681    27280 SH       OTHER   1,2,3                    27280
Kohl's Corp                    COM              500255104     4209    59261 SH       SOLE                    59261
                                                              3541    49850 SH       OTHER   1,2,3                    49850
Lehman Brothers                COM              524908100     3101    41609 SH       SOLE                    41609
                                                              2097    28136 SH       OTHER   1,2,3                    28136
Lilly Eli & Co                 COM              532457108     1180    21120 SH       SOLE                    21120
                                                               271     4850 SH       OTHER   1,2,3                     4850
Louisiana Pacific Corp         COM              546347105     1472    77822 SH       SOLE                    77822
                                                              1063    56167 SH       OTHER   1,2,3                    56167
Lowe's Companies Inc           COM              548661107     1274    41523 SH       SOLE                    41523
                                                              1092    35571 SH       OTHER   1,2,3                    35571
Merrill Lynch                  COM              590188108     2913    34851 SH       SOLE                    34851
                                                              2015    24109 SH       OTHER   1,2,3                    24109
Micron Technology Inc          COM              595112103     1067    85150 SH       SOLE                    85150
                                                               531    42369 SH       OTHER   1,2,3                    42369
National City Corp             COM              635405103     1364    40942 SH       SOLE                    40942
                                                               975    29264 SH       OTHER   1,2,3                    29264
Nautilus Group                 COM              63910B102     1211   100570 SH       SOLE                   100570
                                                               579    48115 SH       OTHER   1,2,3                    48115
Norfolk Southern               COM              655844108     5477   104193 SH       SOLE                   104193
                                                              3456    65745 SH       OTHER   1,2,3                    65745
Omnivision Technologies        COM              682128103     2419   133575 SH       SOLE                   133575
                                                              1528    84370 SH       OTHER   1,2,3                    84370
Partnerre Ltd                  COM              G6852T105      284     3660 SH       SOLE                     3660
                                                               276     3560 SH       OTHER   1,2,3                     3560
Pfizer Inc                     COM              717081103     3697   144579 SH       SOLE                   144579
                                                              2065    80774 SH       OTHER   1,2,3                    80774
Photronics Inc                 COM              719405102     3535   237546 SH       SOLE                   237546
                                                              2398   161127 SH       OTHER   1,2,3                   161127
Plantronics Inc New            COM              727493108      202     7710 SH       SOLE                     7710
                                                               131     4995 SH       OTHER   1,2,3                     4995
Sky Financial Group            COM              83080P103      166     5963 SH       SOLE                     5963
                                                                62     2208 SH       OTHER   1,2,3                     2208
Smithfield Foods Inc           COM              832248108     3776   122625 SH       SOLE                   122625
                                                              3307   107410 SH       OTHER   1,2,3                   107410
Southwest Airlines Co          COM              844741108     1783   119577 SH       SOLE                   119577
                                                               854    57266 SH       OTHER   1,2,3                    57266
Sovereign Bancorp Inc          COM              845905108       24     1155 SH       SOLE                     1155
                                                               250    11835 SH       OTHER                            11835
Suntrust Banks Inc             COM              867914103     1221    14240 SH       SOLE                    14240
                                                              1047    12210 SH       OTHER   1,2,3                    12210
The Southern Company           COM              842587107      845    24655 SH       SOLE                    24655
                                                               742    21640 SH       OTHER   1,2,3                    21640
Unum Group                     COM              91529Y106      800    30646 SH       SOLE                    30646
                                                               764    29278 SH       OTHER   1,2,3                    29278
Verizon Comm                   COM              92343V104     3451    83813 SH       SOLE                    83813
                                                              2018    49023 SH       OTHER   1,2,3                    49023
Wachovia Corp - New            COM              929903102     1860    36287 SH       SOLE                    36287
                                                              1519    29632 SH       OTHER   1,2,3                    29632
Wal-Mart Stores Inc            COM              931142103     4089    85002 SH       SOLE                    85002
                                                              2139    44468 SH       OTHER   1,2,3                    44468
Walgreen Co                    COM              931422109      171     3928 SH       SOLE                     3928
                                                               109     2505 SH       OTHER   1,2,3                     2505
Washington Mutual Inc          COM              939322103      401     9400 SH       SOLE                     9400
                                                               207     4850 SH       OTHER   1,2,3                     4850
Watson Pharmaceuticals         COM              942683103     6332   194649 SH       SOLE                   194649
                                                              3863   118761 SH       OTHER   1,2,3                   118761
Weyerhaeuser Co                COM              962166104      308     3900 SH       SOLE                     3900
                                                               315     3990 SH       OTHER   1,2,3                     3990
Wyeth                          COM              983024100      533     9300 SH       SOLE                     9300
                                                              1130    19700 SH       OTHER   1,2,3                    19700
Zale Corporation               COM              988858106     1448    60805 SH       SOLE                    60805
                                                               557    23380 SH       OTHER   1,2,3                    23380
ADR BP PLC                     ADR              055622104      346     4800 SH       SOLE                     4800
ADR Royal Dutch Shell Plc Spon ADR              780259206     1494    18393 SH       SOLE                    18393
                                                                37      450 SH       OTHER   1,2,3                      450
Midcap SPDR Trust Ser 1                         595635103      598     3670 SH       SOLE                     3670
Powershares QQQ Trust                           73935A104      914    19200 SH       SOLE                    19200
SPDR Trust Series 1                             78462F103     6834    45430 SH       SOLE                    45430
Vanguard Total Stock Market VI                  922908769     2098    14045 SH       SOLE                    14045
iShares Russel 2000                             464287655      422     5082 SH       SOLE                     5082
iShares Lehman 1-3 Yr Tsy Bd F                  464287457     1274    15890 SH       SOLE                    15890
                                                                 8       95 SH       OTHER                               95
iShares Lehman 7-10 Yr Tsy Bd                   464287440     1146    14136 SH       SOLE                    14136
                                                                13      155 SH       OTHER                              155
iShares Lehman Aggregate Bond                   464287226     1171    11905 SH       SOLE                    11905
Ishares Inc Msci Japan                          464286848     3140   216400 SH       SOLE                   216400
Ishares MSCI EAFE Grw Idx                       464288885     1420    18708 SH       SOLE                    18708
Vanguard Intl Eqty Idx Emr Mkt                  922042858     2329    25510 SH       SOLE                    25510
iShares MSCI EAFE Index Fund                    464287465    33501   414765 SH       SOLE                   414765
                                                               185     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     3757    28538 SH       SOLE                    28538
                                                                18      140 SH       OTHER                              140
iShares MSCI Taiwan                             464286731     2624   164030 SH       SOLE                   164030